Convertible redeemable preferred shares - Preferred shares activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																			12 Months Ended
	Jan. 06, 2021 USD ($) $ / shares shares	Jan. 06, 2021 CNY (¥) shares	Dec. 29, 2020 USD ($) $ / shares	Dec. 29, 2020 CNY (¥)	Dec. 10, 2020 USD ($) $ / shares	Dec. 10, 2020 CNY (¥)	Dec. 24, 2019 USD ($) $ / shares	Dec. 24, 2019 CNY (¥)	Oct. 15, 2019 USD ($) $ / shares	Oct. 15, 2019 CNY (¥)	Aug. 09, 2018 USD ($)	Aug. 09, 2018 CNY (¥)	Jun. 14, 2018 USD ($)	Jun. 14, 2018 CNY (¥)	Sep. 26, 2017 USD ($)	Sep. 26, 2017 CNY (¥)	Jul. 25, 2017 USD ($)	Jul. 25, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥) shares
Convertible redeemable preferred shares
Beginning balance, total mezzanine equity																			¥ 5,137,874
Accretion of convertible redeemable preferred shares																			4,729,719
Redesignation																			104,036
FX exchange translation																			115,281
Proceeds from issuance of Convertible Redeemable Preferred Shares																			(793,798)
Conversion of preferred shares to Class A ordinary shares																			(10,880,708)
Series Seed Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 1,091,899
Beginning balance (in shares) | shares																			77,884,154
Issuance of Convertible Redeemable Preferred Shares (in shares) | shares	32,761,153	32,761,153
Accretion of convertible redeemable preferred shares																			¥ 889,582
Redesignation																			¥ (208,136)
Redesignation (in shares) | shares																			(13,812,613)
FX exchange translation																			¥ 16,047
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (1,789,392)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			(64,071,541)
Ending balance, temporary equity receivable																	$ (4,183)	¥ (28,711)
Purchase price | $ / shares									$ 0.4855
Aggregate consideration																	5,345	36,597
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares																	45	305
Series A Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 472,723
Beginning balance (in shares) | shares																			33,382,717
Accretion of convertible redeemable preferred shares																			¥ 347,662
Redesignation																			¥ (125,999)
Redesignation (in shares) | shares																			(8,310,604)
FX exchange translation																			¥ 5,829
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (700,215)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			(25,072,113)
Purchase price | $ / shares									$ 0.5325
Aggregate consideration																	10,000	66,957
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares																	$ 85	¥ 570
Series A-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 1,089,555
Beginning balance (in shares) | shares																			76,803,194
Accretion of convertible redeemable preferred shares																			¥ 957,778
Redesignation																			¥ (93,644)
Redesignation (in shares) | shares																			(6,171,252)
FX exchange translation																			¥ 18,922
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (1,972,611)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			(70,631,942)
Warrant liability transferred into Series A-1 Convertible Redeemable Preferred Shares											$ 1,235	¥ 8,416
Ending balance, temporary equity receivable											(3,000)	(20,668)			$ (1,515)	¥ (10,399)
Aggregate consideration					$ 250	¥ 1,631							$ 1,792	¥ 11,465	19,646	130,056
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares					$ 1,660	11,262							$ 126	¥ 834	$ 346	¥ 2,273
Series B-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 106,828
Beginning balance (in shares) | shares																			7,467,196
Accretion of convertible redeemable preferred shares																			¥ 99,626
FX exchange translation																			2,090
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (208,544)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			(7,467,196)
Aggregate consideration											3,000	20,668
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares											746	5,159
Series B-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 578,091
Beginning balance (in shares) | shares																			40,228,492
Accretion of convertible redeemable preferred shares																			¥ 534,164
FX exchange translation																			11,247
Conversion of preferred shares to Class A ordinary shares																			¥ (1,123,502)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(40,228,492)
Aggregate consideration											$ 19,014	¥ 130,441
Series C-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 870,794
Beginning balance (in shares) | shares																			57,653,035
Accretion of convertible redeemable preferred shares																			¥ 723,457
FX exchange translation																			15,884
Conversion of preferred shares to Class A ordinary shares																			¥ (1,610,135)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(57,653,035)
Aggregate consideration									$ 54,000	¥ 381,883
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares									$ 1,360	¥ 9,492
Series C-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 154,847
Beginning balance (in shares) | shares																			10,224,598
Accretion of convertible redeemable preferred shares																			¥ 74,859
Redesignation																			¥ (69,801)
Redesignation (in shares) | shares																			(4,466,684)
FX exchange translation																			¥ 902
Conversion of preferred shares to Class A ordinary shares																			¥ (160,807)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(5,757,914)
Purchase price | $ / shares	$ 2.2740						$ 0.9780
Aggregate consideration	$ 74,498						$ 10,000	¥ 71,531
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares							$ 252	¥ 1,758
Series D-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Beginning balance, convertible redeemable preferred shares																			¥ 773,137
Beginning balance (in shares) | shares																			42,329,835
Accretion of convertible redeemable preferred shares																			¥ 398,193
FX exchange translation																			10,859
Conversion of preferred shares to Class A ordinary shares																			¥ (1,182,189)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(42,329,835)
Purchase price | $ / shares			$ 2.5986		$ 2.5986
Aggregate consideration			$ 110,000	¥ 719,401	$ 110,000	719,401
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares			$ 916	¥ 5,979	$ 916	¥ 5,979
Series D-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Issuance of Convertible Redeemable Preferred Shares (in shares) | shares	43,624,956	43,624,956
Accretion of convertible redeemable preferred shares																			¥ 704,398
Redesignation	$ 16,104	¥ 104,036																	¥ 601,616
Redesignation (in shares) | shares	(32,761,153)	(32,761,153)																	32,761,153
FX exchange translation																			¥ 33,501
Proceeds from issuance of Convertible Redeemable Preferred Shares																			¥ (793,798)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																			43,624,956
Conversion of preferred shares to Class A ordinary shares																			¥ (2,133,313)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			(76,386,109)
Purchase price | $ / shares	$ 2.8425
Aggregate consideration	$ 124,002	¥ 801,104
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares	$ 1,131	¥ 7,306